Profit before tax - Expenses by nature from continuing operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Profit Before Tax [Line Items]
Employee benefit expenses (Note 7)	¥ 505,007	¥ 360,883	¥ 368,482
Students related cost	125,536	125,789	123,888
Transportation	20,393	23,689	25,696
Marketing and promotion	29,590	13,897	11,761
Depreciation of owned property and equipment	42,989	40,321	37,781
Depreciation of right-of-use assets	27,778	24,675	0
Utilities	20,189	15,247	19,698
Amortization of intangible assets	2,567	2,531	1,235
Operating lease charges	0	0	28,252
Others	35,595	32,290	45,278
Total cost of revenue, selling expenses and administrative expenses	809,644	639,322	662,071
Aggregate continuing and discontinued operations [member]
Profit Before Tax [Line Items]
Depreciation of owned property and equipment	133,420	136,693	133,316
Depreciation of right-of-use assets	33,649	30,485	0
Discontinued operations.
Profit Before Tax [Line Items]
Employee benefit expenses (Note 7)	313,421,000	207,796,000	¥ 219,601,000
Depreciation of owned property and equipment	90,431,000	96,372,000
Depreciation of right-of-use assets	¥ 5,871	¥ 5,810